UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21986

Hatteras Core Alternatives Institutional Fund, L.P.
(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340 Raleigh, North Carolina		27615
(Address of principal executive offices)		(Zip code)

David B. Perkins 6601 Six Forks Road, Suite 340 Raleigh, North Carolina 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 846-2324

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Core Alternatives Institutional Fund, L.P.

Schedule of Investments - June 30, 2016 (unaudited)

Hatteras Core Alternatives Institutional Fund, L.P.  (1)

Investment in Hatteras Master Fund, L.P., at value - 99.94%	$111,933,695
Other assets in excess of liabilities - 0.06%	67,865
Partners’ Capital — 100.00%	$112,001,560

(1) Invests the majority of its assets in Hatteras Master Fund, L.P.

The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund, L.P.

(a Delaware Limited Partnership)

Schedule of Investments - June 30, 2016 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL

Percentages are as follows:

	Cost	Fair Value
Investments in Adviser Funds and Securities - (101.53%)
Absolute Return - (4.54%)
Citadel Wellington, LLC (Class A) (a), (b), (c), (d)	$9,379,279	$22,512,180
D.E. Shaw Composite Fund, LLC (a), (b), (e)	500,573	798,399
Eton Park Fund, L.P. (a), (b), (e)	552,679	511,097
OZ Asia, Domestic Partners, L.P. (a), (b), (e)	623,111	490,542
Perry Partners, L.P. (a), (b), (e)	56,455	93,694
Pipe Equity Partners (a), (b), (e)	7,862,378	1,493,209
Pipe Select Fund, LLC (a), (b), (e)	3,428,366	3,286,154
Stark Investments, L.P. (a), (b), (e)	164,922	116,399
Stark Select Asset Fund, LLC (a), (b), (e)	284,412	254,456
Total Absolute Return	22,852,175	29,556,130

	Shares	Cost	Fair Value
Enhanced Fixed Income - (5.04%)
BDCM Partners I, L.P. (a), (b), (e)		11,056,405	12,669,261
Drawbridge Special Opportunities Fund, L.P. (a), (b), (e)		213,686	350,969
Fortress VRF Advisors I, LLC (a), (b), (e)		407,320	153,071
Harbinger Capital Partners Fund I, L.P. (a), (b), (e)		4,552,148	1,520,310
Harbinger Class L Holdings (U.S.), LLC (a), (b), (e)		23,564	21,008
Harbinger Class LS Holdings I (U.S.) Trust (a), (b), (e)	2,458	6,226,158	953,765
Harbinger Class PE Holdings (U.S.) Trust (a), (b), (e)	3	467,690	257,287
Harbinger Credit Distressed Blue Line Fund, L.P. (a), (b), (c), (e)		12,326,926	5,896,759
Indaba Capital Partner, L.P. (a), (b)		7,779,447	10,219,937
Marathon Special Opportunities Fund, L.P. (a), (b), (e)		741,560	604,504
Prospect Harbor Designated Investments, L.P. (a), (b), (e)		75,308	148,081
Strategic Value Restructuring Fund, L.P. (a), (b), (e)		372	979
Total Enhanced Fixed Income		43,870,584	32,795,931

	Cost	Fair Value
Opportunistic Equity - (26.21%)
Broadfin Healthcare Fund, L.P. (a), (b), (c)	7,075,872	14,471,389
Camcap Resources, L.P. (a), (b), (e)	491,057	74,474
Crosslink Crossover Fund IV, L.P. (a), (b), (e)	543,144	1,418,521
Crosslink Crossover Fund V, L.P. (a), (b), (e)	550,569	1,641,546
Crosslink Crossover Fund VI, L.P. (a), (b), (e)	6,937,061	10,146,646
EMG Investment, LLC (a), (b), (e)	841,475	1,779,398
Falcon Edge Global, L.P. (a), (b), (c)	8,801,420	8,451,979
Gavea Investment Fund II, L.P. (a), (b), (e)	24,774	129,997
Gavea Investment Fund III, L.P. (a), (b), (e)	345,615	1,312,076
Hound Partners, L.P. (a), (b), (c)	13,693,920	16,552,313
Light Street Argon, L.P. (a), (b), (e)	15,000,000	14,890,800
New Horizon Opportunities Fund, LLC (a), (b), (f)	5,000,000	4,255,211
Passport Long Short Fund, L.P. (a), (b)	15,360,400	17,011,185
Sansar Capital Holdings, Ltd. (a), (b), (e)	116,412	64,374
SR Global Fund, L.P. (Japan), Class H (a), (b)	11,578,585	10,451,618
Teng Yue Partners Fund, L.P. (a), (b), (c)	12,167,106	20,348,741
The Raptor Private Holdings, L.P. (a), (b), (e)	183,652	154,640
Tybourne Equity (US) Fund, Class A (a), (b) (c), (d)	13,704,847	20,722,645
Valiant Capital Partners, L.P. (a), (b), (c)	3,472,509	5,818,295
Viking Global Equities, L.P. (a), (b), (c)	10,423,166	20,008,307
WCP Real Estate Strategies Fund, L.P. (a), (b), (e)	876,149	785,581
Total Opportunistic Equity	127,187,733	170,489,736

	Shares/Contracts	Cost	Fair Value
Private Investments - (62.95%)
Investments in Adviser Funds
ABRY Advanced Securities Fund, L.P. (a), (b)		231,433	104,187
ABRY Advanced Securities Fund III, L.P. (a), (b)		1,156,108	1,137,691
ABRY Partners VI, L.P. (a), (b)		1,977,564	3,119,083
ABRY Partners VII, L.P. (a), (b)		3,187,160	3,966,523
ABRY Partners VIII, L.P. (a), (b)		1,756,224	1,716,465
Accel-KKR Capital Partners III, L.P. (b)		5,697,297	5,146,553
Accel-KKR Capital Partners IV, L.P. (b)		1,731,257	1,656,247
ACM Opportunities Fund, L.P. (a), (b)		3,000,000	3,963,072
Angeles Equity Partners I, L.P. (a), (b)		337,603	299,245
Arclight Energy Partners Fund IV, L.P. (b)		1,305,819	742,124
Arclight Energy Partners Fund V, L.P. (b)		3,616,050	2,153,439
Ascendent Capital Partners I, L.P. (b)		1,722,618	2,147,528
BDCM Opportunity Fund II, L.P. (b)		3,938,816	6,923,531
Benson Elliot Real Estate Partners II, L.P. (a), (b)		4,236,041	1,197,366
Cadent Energy Partners II, L.P. (b)		5,237,806	4,384,279
Canaan Natural Gas Fund X, L.P. (a), (b)		5,958,426	1,336,068
CDH Fund IV, L.P. (b)		3,860,552	6,021,111
CDH Venture Partners II, L.P. (a), (b)		4,092,444	5,657,734
China Special Opportunities Fund III, L.P. (a), (b)		6,695,182	8,980,208
Claremont Creek Ventures, L.P. (a), (b)		1,830,416	1,128,441

Claremont Creek Ventures II, L.P. (a), (b)	3,153,837	4,600,518
Colony Investors VII, L.P. (a), (b)	2,710,480	532,100
Colony Investors VIII, L.P. (a), (b)	7,443,896	1,596,300
CX Partners Fund Limited (b)	6,558,043	8,461,451
Dace Ventures I, L.P. (a), (b)	2,298,721	1,241,562
Darwin Private Equity I, L.P. (a), (b)	5,244,787	2,323,864
ECP IHS (Mauritius) Limited (a), (b), (f)	7,133,981	8,742,604
EMG AE Permian Co-Investment, L.P. (a), (b)	3,000,000	1,763,739
EMG Ascent 2016, LP. (a), (b)	2,381,809	3,348,283
EnerVest Energy Institutional Fund X-A, L.P. (a), (b)	2,177,100	1,192,730
EnerVest Energy Institutional Fund XI-A, L.P. (a), (b)	6,173,794	6,119,362
ENR Partners, L.P. (a), (b)	602,013	551,529
Fairhaven Capital Partners, L.P. (a), (b)	4,925,257	3,738,346
Falcon Sovereign, L.P. (a), (b)	3,567,552	4,625,657
Florida Real Estate Value Fund, L.P. (b)	608,312	1,895,482
Forum European Realty Income III, L.P. (b)	3,803,550	2,666,834
Garrison Opportunity Fund, LLC (a), (b)	0	2,473,274
Garrison Opportunity Fund II A, LLC (a), (b)	441,354	2,318,416
Glade Brook Private Investors II, LP (a), (b)	4,152,778	4,528,236
GB Private Opportunities Fund, (a), (b)	3,376,435	3,916,750
Great Point Partners I, L.P. (b)	1,744,810	1,936,321
Greenfield Acquisition Partners V, L.P. (b)	2,622,194	736,678
GTIS Brazil Real Estate Fund, L.P. (a), (b)	6,734,369	6,002,789
Halifax Capital Partners II, L.P. (a), (b)	1,737,903	1,169,060
Halifax Capital Partners III, L.P. (a), (b)	2,600,028	3,549,193
Hancock Park Capital III, L.P. (b)	904,413	1,919,635
Healthcor Partners Fund, L.P. (a), (b), (c)	3,727,129	4,056,826
Hillcrest Fund, L.P. (a), (b), (d)	4,202,511	3,410,338
Intervale Capital Fund, L.P. (a), (b)	1,925,577	1,461,940
IP Fashion Holdings PTE, LTD (a), (b), (g)	1,545,000	0
J.C. Flowers II, L.P. (a), (b)	8,805,605	9,432,521
J.C. Flowers III, L.P. (b)	4,836,502	5,393,013
Lagan River, L.P. (a), (b), (d)	2,791,634	2,662,200
LC Fund V, L.P. (b), (d)	3,200,342	5,585,855
Light Street SPVH, L.P. (a), (b)	2,000,000	2,046,338
Lighthouse Capital Partners VI, L.P. (a), (b)	441,292	501,236
Lyfe Capital Fund, L.P. (a), (b), (d)	1,615,457	1,480,880
Merit Energy Partners F-II, L.P. (a), (b)	1,156,832	816,942
Mid Europa Fund III, L.P. (b)	5,048,882	4,006,263
Midstream & Resources Follow-On Fund, L.P. (b)	2,049,448	5,129,039
Monomoy Capital Partners II, L.P. (a), (b)	4,559,854	4,741,371
Natural Gas Partners VIII, L.P. (b)	0	1,440,681
Natural Gas Partners IX, L.P. (b)	3,155,631	2,008,112
New Horizon Capital III, L.P. (b)	4,773,932	7,313,140
NGP Energy Technology Partners, L.P. (a), (b)	749,410	326,580
NGP Energy Technology Partners II, L.P. (b)	4,854,855	3,805,965
NGP Midstream & Resources, L.P. (b)	4,217,902	4,547,384

NGP Natural Resources X, L.P. (b)		2,326,919	1,694,876
NGP Natural Resources XI, L.P. (a), (b)		628,520	572,089
Northstar Equity Partners III Limited (b), (d)		3,277,168	2,830,218
OCM European Principal Opportunities Fund, L.P. (a), (b)		1,875,504	341,410
OCM Mezzanine Fund II, L.P. (a), (b)		442,661	588,107
Octave Japan Infrastructure Fund 1 (a), (b), (h)		1,228,165	1,167,700
ORBIS Real Estate Fund I, L.P. (a), (b)		2,916,228	1,513,293
Orchid Asia IV, L.P. (b)		2,752,289	2,122,314
Parmenter Realty Fund IV, L.P. (b)		2,344,414	2,689,735
Patron Capital III, L.P. III (a), (b)		4,479,561	2,699,712
Pearlmark Mezzanine Realty Partners III, LLC (b)		2,321,743	1,606,261
Pennybacker II, L.P. (b)		1,140,830	1,324,229
Phoenix Asia Real Estate Investments II, L.P (a), (b), (d)		2,956,521	3,005,221
Pine Brook Capital Partners, L.P. (b)		8,033,510	5,501,499
Private Equity Investment Fund V, L.P. (a), (b)		13,353,428	9,877,027
Private Equity Investors Fund IV, L.P. (a), (b)		2,282,923	1,245,291
Private Investors III, LLC (a), (b)		3,022,016	3,434,581
Quantum Energy Partners IV, L.P. (a), (b)		5,222,753	3,323,490
Quantum Energy Partners V, L.P. (a), (b)		9,169,748	8,234,621
Rockwood Capital Real Estate Partners Fund VII, L.P. (b)		4,492,778	2,418,061
Roundtable Healthcare Management III, L.P. (a), (b)		4,109,991	3,973,208
Roundtable Healthcare Partners II, L.P. (b)		421,312	837,142
Saints Capital VI, L.P. (a), (b)		6,610,800	3,939,052
Sanderling Venture Partners VI Co-Investment Fund, L.P. (a), (b)		605,610	596,506
Sanderling Venture Partners VI, L.P. (a), (b)		853,294	1,179,989
SBC Latin America Housing US Fund, L.P. (a), (b)		3,173,306	4,063,547
Sentient Global Resources Fund III, L.P. (a), (b)		12,507,019	13,091,272
Sentient Global Resources Fund IV, L.P. (a), (b)		4,936,853	4,063,284
Silver Knight Investment LTD (a), (b), (d)	19	652,819	796,452
Singerman Real Estate Opportunity Fund I, L.P. (b)		2,083,555	2,580,096
Sovereign Capital Limited Partnership III (a), (b)		5,040,124	6,983,022
Square Mile Partners III, L.P. (b)		2,590,958	2,013,003
Sterling Capital Partners II, L.P. (a), (b)		1,561,280	657,948
Sterling Group Partners III, L.P. (a), (b)		5,169,451	7,059,176
Strategic Value Global Opportunities Fund I-A, L.P. (b)		2,192,448	670,918
Talara Opportunities III, L.P. (a), (b)		1,083,576	549,100
TDR Capital AS 2013, L.P. (a), (b)		6,184,080	7,627,693
Tenaya Capital V, L.P. (b)		3,146,622	3,012,079
The Column Group, L.P. (a), (b)		4,209,770	6,941,280
The Energy and Minerals Group Fund II, L.P. (b)		4,145,269	5,833,465
The Energy and Minerals Group Fund III, L.P. (b)		2,559,229	2,066,093
The Energy and Minerals Group Fund IV, L.P. (b)		1,187,566	1,161,296
The Founders Fund III, L.P. (a), (b)		4,713,540	16,632,348
The Founders Fund IV, L.P. (a), (b)		2,480,750	8,377,238
Tiger Global Investments Partners VI, L.P. (b), (d)		4,699,446	5,446,780
Tiger Global Investments Partners VII, L.P. (a), (b), (d)		2,025,050	2,686,879
TPF II, L.P. (b)		1,890,754	358,458

Trivest Fund IV, L.P. (b)		3,522,984	3,632,621
Trivest Fund V, L.P. (a), (b)		1,337,512	1,421,817
True Ventures III, L.P. (a), (b)		2,150,000	2,624,596
Urban Oil and Gas Partners A-1, L.P. (a), (b)		6,594,199	700,000
Urban Oil and Gas Partners B-1, L.P. (a), (b)		2,638,591	1,580,193
VCFA Private Equity Partners IV, L.P. (b)		1,079,338	286,061
VCFA Venture Partners V, L.P. (b)		3,189,680	2,378,863
Voyager Capital Fund III, L.P. (a), (b)		2,191,297	3,104,041
WCP Real Estate Fund I, L.P. (a), (b)		1,572,933	1,072,452
Westview Capital Partners II, L.P. (b)		4,129,057	5,004,303
Zero2IPO China Fund II, L.P. (a), (b)		3,808,479	3,570,446
Total Investments in Adviser Funds		410,640,248	408,660,684

Investments in Private Companies
Illumitex, Inc., Common Stock (a), (b)	1,331,167	1,000,000	—
Illumitex, Inc., Series A-1 Preferred Stock (a), (b)	2,404,160	499,369	837,613
Illumitex, Inc., Series X Preferred Stock (a), (b)	2,404,160	—	—
Total Investments in Private Companies		1,499,369	837,613

Investment in Private Company Call Options
Illumitex, Inc., Exercise Price $0.03, 10/24/2022 (a), (b)	553,352	—	—
Total Investment in Private Company Call Options		—	—
Total Private Investments		412,139,617	409,498,297

	Shares	Cost	Fair Value
Tactical Trading - (2.79%)
Investments in Adviser Funds
Black River Commodity Mulit-Strategy Fund, LLC (a), (b), (e)		267,759	35,933
Drawbridge Global Macro Fund, L.P. (a), (b), (e)		4,528	3,455
Hayman Capital Partners, L.P. (a), (b)		18,000,000	14,216,292
Ospraie Special Opportunities Fund, L.P. (a), (b), (e)		188,796	551,716
Touradji Private Equity Onshore Fund, Ltd. (a), (b), (d), (e)		1,847,985	361,945
Total Investments in Adviser Funds		20,309,068	15,169,341

Investments in Exchange Traded Funds
WisdomTree Japan Hedged Equity Fund	77,319	3,491,216	2,998,431
Total Investments in Exchange Traded Funds		3,491,216	2,998,431
Total Tactical Trading		23,800,284	18,167,772

Total Investments in Adviser Funds and Securities (cost $629,850,393)			660,507,866

Short-Term Investments - (2.26%)
Federated Prime Obligations Fund #10, 0.37% (i)	14,687,862	14,687,862	14,687,862
Total Short-Term Investments (cost $14,687,862)			14,687,862
Total Investments (cost $644,538,255) (103.79%)			675,195,728
Liabilities in excess of other assets (-3.79%)			(24,648,153)
Partners’ capital - (100.00%)			$650,547,575

(a) - Non-income producing.

(b) - Adviser Funds and securities that are issued in private placement transactions are restricted as to resale.

(c) - Securities held in custody by US Bank N.A., as collateral for a credit facility.  The total cost and fair value of these investments as of June 30, 2016 was $94,772,174 and $138,839,434, respectively.

(d) - Domiciled in Cayman Islands

(e) - The Adviser Fund has imposed gates on or has restricted redemptions.  The total cost and fair value of these investments as of June 30, 2016 was $77,783,009 and $62,971,046, respectively.

(f) - Domiciled in Mauritius

(g) - Domiciled in Republic of Singapore

(h) - Domiciled in Japan

(i) - The rate shown is the annualized 7-day yield as of June 30, 2016.

The Hatteras Master Fund, LP (the “Master Fund”) classifies its assets and liabilities that are reported at fair value, not valued using net asset value (“NAV”) as the practical expedient into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•              Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

•              Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

•              Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Absolute Return	$—	$—	$—	$29,556,130	$29,556,130
Enhanced Fixed Income	—	—	—	32,795,931	32,795,931
Opportunistic Equity	—	—	—	170,489,736	170,489,736
Private Investments	—	—	837,613	408,660,684	409,498,297
Tactical Trading	2,998,431	—	—	15,169,341	18,167,772
Short-Term Investment	14,687,862	—	—	—	14,687,862
Total	$17,686,293	$—	$837,613	$656,671,822	$675,195,728

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Balances		Change in			Balances
	as of		Unrealized			as of
	March 31,	Net Realized	Appreciation/	Gross	Gross	June 30,
Level 3 Investments	2016	Gain (Loss)	(Depreciation)	Purchases	Sales	2016
Private Investments	$837,613	$—	$—	$—	$—	$837,613
Total Level 3 Investments	$837,613	$—	$—	$—	$—	$837,613

For the period ended June 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s policy to recognize transfers in and out of all Levels at the beginning of reporting period.

There was no change in unrealized appreciation/(depreciation) from Level 3 investments held at June 30, 2016.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2016:

Type of Level 3 Investment	Fair Value as of June 30, 2016	Valuation Techniques	Unobservable Input
Preferred Stock
Private Investments	837,613	Current value method	Recent round of financing
Total Level 3 Investments	$837,613

Adjustments to the NAV provided by the investment manager or administrator of the Adviser Funds would be considered if the practical expedient NAV was not as of the Master Fund’s measurement date; it was probable that the Adviser Fund would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Master Fund’s valuation procedures that the Adviser Fund is not being reported at fair value. No adjustments were made to the NAV provided by the investment manager or administrator of the Adviser Funds.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s Private Investment shares are based on the portfolio company’s most recent round of financing. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of the stock in these private companies held by the Master Fund would be lower.

The Master Fund’s valuation procedures have been approved by the Master Fund’s Board of Directors (the “Board”).  The valuation procedures are implemented by the investment manager of the Master Fund and the Master Fund’s third party administrator, which report to the Board.  For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange  Act of 1934, as amended (17 CFR  240.13a-15(b) or 240.15d-15(b)).

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Core Alternatives Institutional Fund, L.P.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 26, 2016

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	August 26, 2016

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	August 26, 2016

* Print the name and title of each signing officer under his or her signature.